Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	86,994,345
Proposed Maximum Offering Price per Unit	6.83
Maximum Aggregate Offering Price	$ 594,171,378.86
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) under the Securities Act, based on  the average of the high ($7.11) and low ($5.75) prices of the registrant’s common stock reported on the Nasdaq Capital Market on July 30, 2025, which is within five business days prior to filing this registration statement.